RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
Schedule of key management compensation:

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,668	1,526	876
Post-employment benefits	91	61	43
Share-based payments	1,611	661	468
Other long-term benefits	54	33	26

Schedule of balances with related parties

	December 31,
	2021	2020

	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	399	484